SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of supplemental cash flow information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

12. SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2025	2024	2023
Proceeds from sale of equipment included in accounts receivable	$27,365	$39,114	$0
Interest Paid	$7,956	$1,118	$3,169